Organization and principal activities (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Beijing Xiaoju Science and Technology Co., Ltd.
Organization and principle activities
Percentage of direct/indirect economic interest in VIEs	100.00%	100.00%
DiDi Chuxing Science and Technology Co., Ltd.
Organization and principle activities
Percentage of direct/indirect economic interest in VIEs	100.00%	100.00%
Beijing DiDi Chuxing Technology Co., Ltd.
Organization and principle activities
Percentage of direct/indirect economic interest in VIEs	100.00%	100.00%
Holly Universal Limited
Organization and principle activities
Percentage of direct/indirect economic interest	100.00%	100.00%
Didi (HK) Science and Technology Limited
Organization and principle activities
Percentage of direct/indirect economic interest	100.00%	100.00%
Xiaoju Science and Technology (Hong Kong) Limited
Organization and principle activities
Percentage of direct/indirect economic interest	100.00%	100.00%
Beijing DiDi Infinity Technology and Development Co., Ltd.
Organization and principle activities
Percentage of direct/indirect economic interest	100.00%	100.00%